Finance income and costs	9 Months Ended
Sep. 30, 2019
Analysis of income and expense [abstract]
Finance income and costs
Finance income and costs

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
	€m	€m	€m	€m
Finance income
Interest income	0.1	0.5	1.9	0.5
Net fair value gains on derivatives held for trading	—	—	—	1.7
Net foreign exchange gains on translation of financial assets and liabilities	0.7	0.6	1.6	0.5
Total finance income	0.8	1.1	3.5	2.7
Interest expense (a)	(12.7)	(10.9)	(38.5)	(33.1)
Interest expense on lease liabilities	(1.4)	—	(4.1)	—
Net pension interest costs	(0.9)	(0.9)	(2.8)	(2.7)
Amortization of borrowing costs	(0.5)	(0.5)	(1.5)	(1.0)
Net fair value losses on derivatives held for trading	(3.2)	(1.3)	(4.6)	—
Interest on unwinding discounted items	—	(0.3)	—	(0.9)
Financing income/(costs) incurred on new or amended debt	—	0.7	—	(1.1)
Total finance costs	(18.7)	(13.2)	(51.5)	(38.8)
Net finance costs	(17.9)	(12.1)	(48.0)	(36.1)
(a) Interest expense is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.